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Virtus NFJ Large-Cap Value Fund
Virtus NFJ Large-Cap Value Fund

Virtus Emerging Markets Opportunities Fund, Virtus Income & Growth Fund,

Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund,

Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund,

Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund,

Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund,

Virtus Silvant Mid-Cap Growth Fund, Virtus Small-Cap Fund and Virtus Zevenbergen Technology Fund

(each a “Fund” and together the “Funds”), each a series of Virtus Investment Trust

Supplement dated March 25, 2024 to the Funds’ Summary Prospectuses and the Virtus Investment Trust Statutory Prospectus, each dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective May 10, 2024, Class P and Administrative Class shares of the Funds will no longer be offered. Existing Class P shares of each of the Funds will be converted to Institutional Class shares of each respective Fund, and Administrative Class shares of Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund and Virtus Zevenbergen Technology Fund will be converted to Institutional Class shares of each respective Fund.

Shareholders holding Class P shares or Administrative Class shares at the time of the conversion will receive Institutional Class shares having an aggregate net asset value equal to the aggregate net asset value of their Class P shares or Administrative Class shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Shareholders whose Class P shares or Administrative Class shares are converted to Institutional Class shares in this event will be eligible to purchase Institutional Class shares in their existing account without imposition of any sales charges after the conversion. Please refer to each Fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

No purchases may be made into Class P shares or Administrative Class shares of any Fund after the close of business on May 6, 2024, provided that the Funds’ transfer agent may make exceptions at its discretion to address operational limitations.

Also effective May 10, 2024, the Funds’ investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements for certain of the Funds to further limit their expenses. The resulting changes to those Funds’ prospectuses are as follows:

Virtus NFJ Large-Cap Value Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus NFJ Large-Cap Value Fund	A	C		Institutional	R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus NFJ Large-Cap Value Fund		A	C	Institutional	R6
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.31%	0.34%	0.32%	0.12%
Total Annual Fund Operating Expenses		1.01%	1.79%	0.77%	0.57%
Less: Fee Waiver and/or Expense Reimbursement	[1]	none	none	(0.02%)	none
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.01%	1.79%	0.75%	0.57%
[1]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Institutional Class Shares through October 31, 2026. Prior to October 31, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:
Sold
Expense Example - Virtus NFJ Large-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	647	854	1,077	1,718
C	282	563	970	2,105
Institutional	77	240	422	948
R6	58	183	318	714

Held
Expense Example No Redemption - Virtus NFJ Large-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	647	854	1,077	1,718
C	182	563	970	2,105
Institutional	77	240	422	948
R6	58	183	318	714

Investors should retain this supplement with the Prospectuses for future reference.